Intangible Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Intangible Assets, cost	$ 1,816	$ 1,638
Intangible assets, net	$ 490	738
Customer relationship intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life in years	4 years
Intangible Assets, cost	$ 512	473
Intangible Assets, accumulated depreciation	$ (371)	(249)
Patents and Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life in years	5 years
Intangible Assets, cost	$ 654	572
Intangible Assets, accumulated depreciation	$ (470)	(215)
Computer software and other licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Estimated weighted average useful life in years	3 years
Intangible Assets, cost	$ 650	593
Intangible Assets, accumulated depreciation	$ (485)	$ (436)